Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.

Our cybersecurity risk management program is centered on management of risks related to our network, product and cloud security, including security measures and controls designed to identify, protect, detect, respond to, and recover from cybersecurity risks. We use the NIST Cybersecurity Framework (NIST CSF) as a guide. This does not imply that we meet any particular technical standards, specifications, or requirements of NIST CSF, only that we use the NIST CSF as a framework to help us identify, assess, and manage cybersecurity risks relevant to our business.

Our cybersecurity risk management program is integrated into our overall risk management process and shares common methodologies, reporting channels and governance processes that apply across the risk management process to other risk areas, such as compliance and business continuity risks.

Key aspects of our cybersecurity risk management program include:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems and information;
●	security teams principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security processes;
●	cybersecurity and data privacy training and awareness for employees, contractors, incident response personnel, and senior management;
●	a cybersecurity incident response plan and policy that includes procedures for responding to cybersecurity incidents and defines how security incidents are identified, classified, reported, remediated and mitigated including tabletop exercises and simulations designed to test our incident response protocols and ensure our cross-functional teams (including legal, technical, and communications) can coordinate effectively during a live event; and
●	a risk management process for key third-party providers based on our assessment of their respective risk profiles and function.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face certain ongoing risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See “Item 3.D. Risk Factors—Risks Related to Technology, Intellectual Property and Data Privacy—Our business could be materially and adversely affected by cyberattacks or security breaches of our platform or data, or those impacting our users or third-party service providers.”

Cybersecurity Governance

Our Board of directors considers cybersecurity risk as a critical part of its risk oversight function and has delegated to our audit and risk committee oversight of cybersecurity and other information technology risks. Our audit and risk committee oversees management’s implementation of our cybersecurity risk management program, including product and information security.

Our audit and risk committee receives periodic updates of our cybersecurity risks and controls from our management members, including the CIO and CISO. In addition, the CIO along with CISO and other relevant managers, update the audit and risk committee, as necessary, regarding cybersecurity incidents they consider significant. Our audit and risk committee also monitors our annual mitigation plan, which includes the results of our annual cybersecurity risk assessment on our information technology. Our audit and risk committee reports to the full Board of directors regarding its activities, including our cyber risk management program.

On the management team, our CIO has overall responsibility for assessing and managing our material risks from cybersecurity threats, and is assisted in this regard by the information and security teams. Our CIO has extensive experience in cyber risk management. Prior to joining the Company, our CIO served as VP IT at Playtika. She holds a Bachelor of Science degree in Computer Science.

Our CIO takes steps to stay informed about and monitor the identification, prevention, detection, protection, mitigation, and remediation of key cybersecurity risks and incidents through various means, which may include briefings with the internal cybersecurity team members and external consultants, threat intelligence and other information obtained from governmental, public or private sources, and alerts and reports that are generated by security tools deployed in the information systems’ environments.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Our cybersecurity risk management program is integrated into our overall risk management process and shares common methodologies, reporting channels and governance processes that apply across the risk management process to other risk areas, such as compliance and business continuity risks.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Board of directors considers cybersecurity risk as a critical part of its risk oversight function and has delegated to our audit and risk committee oversight of cybersecurity and other information technology risks. Our audit and risk committee oversees management’s implementation of our cybersecurity risk management program, including product and information security.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Board of directors